Subsequent Events (Details Narrative) - USD ($)					1 Months Ended				9 Months Ended		12 Months Ended
	Jun. 11, 2021	Jun. 09, 2021	Sep. 02, 2020	Nov. 06, 2019	Jun. 16, 2021	Sep. 30, 2020	Sep. 24, 2020	Sep. 22, 2020	May 31, 2021	May 31, 2020	Aug. 31, 2020	Aug. 31, 2019	Jul. 16, 2021	Jun. 17, 2021	Aug. 22, 2007
Proceeds from Convertible debt									$ 1,891,000	$ 691,269	$ 673,284	$ 33,334
Common stock, par or stated value per share (in dollars per share)									$ 0.001		$ 0.001	$ 0.001			$ 0.0001
Common stock, shares authorized									500,000,000		500,000,000	290,000,000			300,000,000
Marijuana Company of America, Inc [Member]
Number of common stock exchanged						650,000,000
Convertible Promissory Note
Principal amount				$ 20,000							$ 113,000
Interest rate				7.00%
Subsequent Event [Member]
Principal amount													$ 47,009
Common stock, par or stated value per share (in dollars per share)														$ 0.001
Common stock, shares authorized														500,000,000
Subsequent Event [Member] | Accredited Investor
Proceeds from Convertible debt					$ 135,000
Interest rate					8.00%
Maturity date					Jun. 16, 2022
Subsequent Event [Member] | Robert L. Hymers III [Member]
Interest rate	10.00%
Conversion price	$ 0.04
Stock Issued During Period, Shares, Acquisitions	266,667
Debt default	$ 540,000
Convertible debt	$ 440,000
Subsequent Event [Member] | Marijuana Company of America, Inc [Member]
Value of common shares exchanged		$ 650,000
Restricted common stock issued		618,000
Subsequent Event [Member] | Securities Exchange Agreement [Member] | Marijuana Company of America [Member]
Number of common stock issued						7,222,222
Number of common stock exchanged						650,000,000
Subsequent Event [Member] | Convertible Promissory Note
Principal amount			$ 107,000				$ 78,000	$ 78,000
Original issue discount			5,000			$ 5,000
Proceeds from Convertible debt			100,000			100,000
Deferred finance costs			$ 2,000			$ 2,000
Interest rate			12.00%			8.00%	10.00%	8.00%
Maturity date							Jun. 24, 2021	Sep. 22, 2021
Conversion price							$ 0.06